Investments in Available-for-Sale Securities - Available for sale securities (Details) - Benson Hill, Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Cost Basis	$ 29,575	$ 100,310	$ 8,376
Gross Unrealized Gains	176	243
Gross Unrealized Losses	(117)	(219)	(61)
Fair Value	29,634	100,334	8,315
U.S government and agency securities
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Cost Basis	11,101	75
Gross Unrealized Gains	62	1
Fair Value	11,163	76
Corporate notes and bonds
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Cost Basis	18,474	100,235	8,376
Gross Unrealized Gains	114	242
Gross Unrealized Losses	(117)	(219)	(61)
Fair Value	$ 18,471	$ 100,258	$ 8,315